Related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel
The aggregate compensation made to Directors and other members of key management personnel ("KMP") of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2025	2024
Short-term employee benefits	2,735,600	2,762,736
Long-term employee benefits	99,059	11,124
Post-employment benefits	30,720	18,900
Share based payments	7,237,185	1,704,995
	10,102,564	4,497,755